Liabilities Subject to Compromise - Q1 (Details) - USD ($)		1 Months Ended
	Apr. 12, 2016	Apr. 29, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Liabilities Subject to Compromise [Abstract]
Liabilities Subject to Compromise, Cash Disbursements and Reclassification Increase (Decrease) under Bankruptcy Court Order, Resolutions of Contingencies Subject to Chapter 11	$ 5,000,000	$ 6,369,905
Accounts payable - pre-petition			$ 833,769	$ 834,219	$ 3,502,607
Expectation damages accrual- PharmAthene Litigation			208,303,850	205,400,068	191,046,416
Legal and expert fees accrual - PharmAthene Litigation			3,200,000	3,200,000	3,200,000
Other accrued expenses - pre-petition			737,883	737,883	794,750
Liabilities Subject to Compromise			209,875,502	206,972,170	$ 399,039,967
Surety bond				2,700,000
Payment to post collateral for surety bond			$ 1,300,000	$ 1,300,000